Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties
14.	Related Parties

As a result of the August 2012 Recapitalization, three investors held more than 10% of the outstanding Class A common stock plus Series A Preferred Stock (on an as-converted basis) as of December 31, 2012 and therefore are considered related parties.

The Company interacts with each of the three investors as part of its normal day-to-day operations. It earns revenues, incurs expenses and maintains balances with these related parties or their affiliates. As of the date and period indicated below, the Company had the following balances and transactions with the related parties or their affiliates as follows (in thousands):

STATEMENT OF OPERATIONS	FOR THE PERIOD AUGUST 6, 2012 TO DECEMBER 31, 2012
Revenues
Commissions and fees	$286
Net trading revenue	406
Interest, net	117

Total revenues from related parties	$809

Expenses
Execution and clearance fees	$20
Interest expense	343
Other expense	7

Total expenses incurred with respect to related parties	$370

STATEMENT OF FINANCIAL CONDITION	DECEMBER 31, 2012
Assets
Securities borrowed	$42,196
Receivable from brokers, dealers and clearing organizations	728
Other assets	1,608

Liabilities
Securities loaned	$3,754
Payable to brokers, dealers and clearing organizations	57
Accrued expenses and other liabilities	359

The Company paid a total of $22.6 million in fees to related parties in connection with the Series A Preferred Stock issuance which was recorded as a reduction of the proceeds from the $400.0 million August 2012 Recapitalization.

In the ordinary course of business, the Company enters into foreign exchange contracts with related parties.